UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Ticker | BTO

Bank and Thrift Opportunity Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 90.6%		$306,005,259

(Cost $294,953,105)

Financials 90.6%		306,005,259

Commercial Banks 72.8%
1st United Bancorp, Inc. (I)	450,221	2,669,811
Ameris Bancorp (I)	243,266	2,904,596
Anchor Bancorp, Inc. (I)	88,416	1,083,096
Avenue Bank (I)(R)	300,000	1,626,882
Bar Harbor Bankshares	34,552	1,203,446
BB&T Corp.	322,283	10,110,018
Bond Street Holdings LLC, Class A (I)(S)	291,804	5,398,374
Bridge Capital Holdings (I)	150,564	2,338,259
Bryn Mawr Bank Corp.	80,000	1,654,400
BSB Bancorp, Inc. (I)	87,822	1,093,384
Camden National Corp.	36,776	1,326,510
Centerstate Banks, Inc.	362,291	2,807,755
Citizens Republic Bancorp, Inc. (I)	149,523	2,691,414
City Holding Company	39,363	1,300,947
Comerica, Inc.	287,393	8,682,143
CU Bancorp (I)	86,082	968,423
Cullen/Frost Bankers, Inc.	251,048	13,885,465
DNB Financial Corp.	78,515	1,079,581
Eastern Virginia Bankshares, Inc. (I)	69,998	279,992
ECB Bancorp, Inc.	27,208	270,992
Evans Bancorp, Inc.	67,205	1,041,678
Fifth Third Bancorp	452,067	6,247,566
First Bancorp, Inc. Maine	146,499	2,461,183
First California Financial Group, Inc. (I)	237,866	1,596,081
First Community Corp.	110,932	915,189
First Horizon National Corp.	180,033	1,481,672
First Merchants Corp.	118,683	1,688,859
First Southern Bancorp, Inc., Class B (I)	78,390	607,523
FirstMerit Corp.	116,586	1,888,693
FNB Corp.	767,513	8,350,541
Glacier Bancorp, Inc.	223,556	3,391,345
Guaranty Bancorp (I)	35,230	67,642
Hancock Holding Company	232,176	7,076,724
Heritage Commerce Corp. (I)	387,733	2,376,803
Heritage Financial Corp.	134,466	1,862,354
Heritage Oaks Bancorp (I)	650,719	3,513,883
Huntington Bancshares, Inc.	443,679	2,757,465
Independent Bank Corp. - MA	195,961	5,822,001
Intermountain Community Bancorp (I)	1,151,076	1,323,737
KeyCorp	216,866	1,730,591
M&T Bank Corp.	102,651	8,811,562
MB Financial, Inc.	145,846	2,944,631
NewBridge Bancorp. (I)	207,422	852,504
Northrim BanCorp, Inc.	77,232	1,556,997
Pacific Continental Corp.	183,645	1,695,043
Park National Corp.	39,113	2,649,515
Park Sterling Corp. (I)	329,909	1,514,282
Peoples Bancorp, Inc.	64,573	1,411,566
PNC Financial Services Group, Inc.	227,658	13,454,588
Prosperity Bancshares, Inc.	127,654	5,178,923
Sandy Spring Bancorp, Inc.	54,695	974,118
Sierra Bancorp	140,000	1,495,200

1

Bank and Thrift Opportunity Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Southcoast Financial Corp. (I)	51,082	$120,043
Southwest Bancorp, Inc. (I)	156,326	1,438,199
State Bank Financial Corp.	103,998	1,654,608
Sun Bancorp, Inc. (I)	550,598	1,618,758
SunTrust Banks, Inc.	454,707	10,753,821
SVB Financial Group (I)	113,306	6,550,220
Talmer Bancorp, Inc. (I)(S)	505,965	3,645,020
TriCo Bancshares	202,536	3,088,674
Trustmark Corp.	123,537	2,987,125
U.S. Bancorp	359,665	12,048,778
Union First Market Bankshares Corp.	161,746	2,469,861
United Bancorp, Inc. (I)	317,968	1,096,990
Univest Corp. of Pennsylvania	4,127	65,661
Washington Banking Company	67,556	944,433
Washington Trust Bancorp, Inc.	123,905	3,075,322
Wells Fargo & Company	465,800	15,748,698
WesBanco, Inc.	99,295	2,056,399
Westamerica Bancorp.	30,499	1,402,954
Wilshire Bancorp, Inc. (I)	618,257	3,919,749
Zions Bancorporation	492,172	8,957,530

Diversified Financial Services 6.0%
Bank of America Corp.	1,278,555	9,384,594
JPMorgan Chase & Company	307,556	11,072,016

Thrifts & Mortgage Finance 11.8%
Berkshire Hill Bancorp, Inc.	358,903	8,060,961
Cheviot Financial Corp.	114,092	998,305
Citizens South Banking Corp.	179,352	1,207,039
First Defiance Financial Corp.	125,381	2,037,441
First Financial Holdings, Inc.	238,028	2,808,730
Flushing Financial Corp.	187,981	2,652,412
Georgetown Bancorp Inc (I)	55,000	605,000
Heritage Financial Group, Inc.	95,762	1,282,253
Hingham Institution for Savings	80,000	4,856,800
Home Federal Bancorp, Inc.	125,986	1,249,781
HomeStreet, Inc. (I)	80,907	2,966,051
Kaiser Federal Financial Group, Inc.	109,586	1,593,380
MutualFirst Financial, Inc.	90,539	1,011,321
New York Community Bancorp, Inc.	365,166	4,739,855
Southern Missouri Bancorp, Inc.	29,822	663,540
WSFS Financial Corp.	73,787	3,056,990

	Shares	Value

Preferred Securities 3.8%		$13,076,852

(Cost $12,017,286)

Financials 3.8%		13,076,852

Commercial Banks 2.1%
Banner Corp., 5.000%	4,000	3,750,000
First Southern Bancorp, Inc. (I)(J)	134	406,200
Monarch Financial Holdings, Inc., Series B, 7.800%	43,339	1,235,162
Southern Community Capital Trust II, 7.950% (I)	44,417	477,039
United Bancorp, Inc., 5.000% (I)	1,500	1,305,000

2

Bank and Thrift Opportunity Fund
As of 7-31-12 (Unaudited)

			Shares	Value

Financials (continued)

Diversified Financial Services 0.7%
Bank of America Corp., Series MER, 8.625%			95,924	$2,504,576

Thrifts & Mortgage Finance 1.0%
First Financial Holdings Inc, 5.000%			1,500	1,378,875
First Pactrust Bancorp Inc, 7.500%			80,000	2,020,000

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 2.3%				$7,694,595

(Cost $6,955,430)

Financials 2.3%				7,694,595

Commercial Banks 2.3%
Regions Financial Corp.	7.375	12/10/37	1,869,000	1,878,345
Synovus Financial Corp.	5.125	06/15/17	1,000,000	952,500
Synovus Financial Corp.	7.875	02/15/19	3,000,000	3,247,500
Western Alliance Bancorp	10.000	09/01/15	1,500,000	1,616,250

Capital Preferred Securities 0.1%				$260,384

(Cost $264,143)

Financials 0.1%				260,384

Commercial Banks 0.1%
Banponce Trust I, Series A	8.327	02/01/27	360,000	260,384

			Shares	Value

Warrants 1.1%				$3,737,905

(Cost $3,656,631)

Financials 1.1%				3,737,905

Commercial Banks 1.0%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)(J)			57,849	645,854
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			93,762	740,720
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)(J)			118,860	1,806,854
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)(J)			71,471	103,633
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)(J)			33,222	19,933

Diversified Financial Services 0.1%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,045,183	324,007

Thrifts & Mortgage Finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			27,297	96,904

3

Bank and Thrift Opportunity Fund
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Yield*	date		Value

Certificate of Deposit 0.0%				$68,187

(Cost $68,187)

Country Bank for Savings	1.640	08/28/12	$1,879	1,879
First Bank Richmond	2.226	12/05/13	19,076	19,076
First Bank System, Inc.	0.992	04/01/13	4,809	4,814
Framingham Cooperative Bank	1.147	09/08/13	3,862	3,862
Home Bank	0.867	12/04/13	18,442	18,442
Machias Savings Bank	1.980	05/24/13	1,927	1,927
Midstate Federal Savings and Loan	1.040	05/27/13	1,959	1,959
Milford Bank	0.995	06/04/13	1,853	1,853
Milford Federal Savings and Loan Association	0.350	10/20/12	2,013	2,013
Mount Mckinley Savings Bank	0.400	12/03/12	1,689	1,689
Mt. Washington Bank	1.500	10/31/13	1,839	1,839
Newburyport Bank	1.250	10/22/12	2,010	2,010
Newton Savings Bank	0.999	05/30/13	1,891	1,892
OBA Federal Savings and Loan	0.750	06/15/13	1,307	1,307
Plymouth Savings Bank	0.600	04/21/13	1,908	1,908
Salem Five Cents Savings Bank	0.600	12/17/12	1,717	1,717

			Par value	Value

Short-Term Investments 0.9%				$3,000,000

(Cost $3,000,000)

Repurchase Agreement 0.9%				3,000,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $3,000,001 on 8-1-12, collateralized by $3,055,000 Federal National Mortgage Association, 0.650% due
8-28-14 (valued at $3,062,699, including interest)			3,000,000	3,000,000

Total investments (Cost $320,914,782)† 98.8%				$333,843,182

Other assets and liabilities, net 1.2%				$3,889,185

Total net assets 100.0%				$337,732,367

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage of
Issuer,	Acquisition	Acquisition	share	share	Fund’s net	Value as of
description	date	cost	amount	amount	assets	7-31-12

Avenue Bank	1-29-07	$3,000,000	300,000	300,000	0.48%	$1,626,882

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents the annualized yield at the date of purchase.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $320,942,249. Net unrealized appreciation aggregated $12,900,933, of which $44,449,523 related to appreciated investment securities and $31,548,590 related to depreciated investment securities.

4

Bank and Thrift Opportunity Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplier and electronic data processing techniques, taking into account factors such as institutional-size trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Common Stocks
Commercial Banks	$245,758,790	$234,120,091	$968,423	$10,670,276
Diversified Financial Services	20,456,610	20,456,610	—	—
Thrifts & Mortgage Finance	39,789,859	39,789,859	—	—
Preferred Securities
Commercial Banks	7,173,401	1,712,201	3,750,000	1,711,200
Diversified Financial Services	2,504,576	2,504,576	—	—
Thrifts & Mortgage Finance	3,398,875	3,398,875	—	—
Corporate Bonds
Commercial Banks	7,694,595	—	7,694,595	—
Capital Preferred Securities
Commercial Banks	260,384	—	260,384	—
Warrants	3,737,905	1,285,197	2,452,708	—
Certificate of Deposit	68,187	—	68,187	—
Short-Term Investments	3,000,000	—	3,000,000	—

Total Investments in Securities	$333,843,182	$303,267,409	$18,194,297	$12,381,476

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities.

1

Bank and Thrift Opportunity Fund
As of 7-31-12 (Unaudited)

Investments In Securities	Common Stocks	Preferred Stocks	Total

Balance as of 10-31-11	$4,284,675	$497,681	$4,782,356
Realized gain (loss)	—	—	—
Changes in unrealized appreciation (depreciation)	786,169	(31,811)	754,358
Purchases	346,960	1,245,330	1,592,290
Sales	—	—	—
Transfers into Level 3	5,252,472	—	5,252,472
Transfers out of Level 3	—	—	—
Balance as of 07-31-12	$10,670,276	$1,711,200	$12,381,476
Changes in unrealized at period end*	$786,169	($31,811)	$754,358

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund's Level 3 securities are outlined in the table below:

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund's Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
	7-31-12	Technique	Inputs	Range

Common Stocks	$5,271,902	Market Approach	Book value multiple	0.81x - 1.10x
				(weighted average: 1.01x)
			Discount for lack of
			marketability	10%

	5,398,374	Market Approach	Offered quotes	$18.50

	$10,670,276

Preferred Securities	$1,711,200	Market Approach	Offered quotes	$870.00 - $3,031.34
				(weighted average: $1,383.05)

Increases/decreases in offered quotes and multiples or discounts for lack of marketability may result in increases/decreases in security valuation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012